Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Taxes (Textual)
Net operating loss carry forwards		$ 76,000
Net operating loss carryforwards expiration period	Through 2033	Through 2033.
Danish Tax [Member]
Income Taxes (Textual)
Net operating loss carry forwards	10,200,000
U.S. Federal Tax [Member]
Income Taxes (Textual)
Net operating loss carry forwards	$ 120,000